Legal proceedings	6 Months Ended
Jun. 30, 2022
Legal proceedings [Abstract]
Legal proceedings
20

Legal proceedings
ING Group and its consolidated subsidiaries are involved in governmental,

regulatory, arbitration

and legal
proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the U.S., involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and
their position as employers and taxpayers. In certain

of such proceedings, very large or indeterminate amounts
are sought, including punitive and other damages.

This note should be read in conjunction with Note 46 of the 2021 consolidated financial statements of ING
Group, which included further details on legal proceedings.
While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory,

arbitration and legal proceedings and investigations,

ING is of the opinion that some of the
proceedings and investigations set out below may

have or have in the recent past had a significant effect

on the
financial position, profitability or reputation of ING and/or ING and its consolidated subsidiaries.

SIBOR – SOR litigation:

In July 2016, investors in derivatives tied to the Singapore

Interbank Offer Rate (“SIBOR”)
filed a U.S. class action complaint in the New York

District Court alleging that several banks, including ING,
conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer

Rate (“SOR”). The lawsuit
refers to investigations

by the Monetary Authority of Singapore (“MAS”) and other regulators, including the U.S.
Commodity Futures Trading Commission (“CFTC”), in relation to rigging prices of SIBOR- and SOR based derivatives. In October 2018, the New York

District Court issued a decision dismissing all claims against ING
Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and
directing plaintiffs to file an amended complaint consistent with the Court's rulings. In October 2018, plaintiffs
filed such amended complaint, which asserts claims against a number of defendants but none against

ING Bank
(or any other ING entity), effectively dismissing ING Bank from the case. In December 2018, plaintiffs sought permission from the Court to file a further amended complaint that names ING Bank as a defendant. In July 2019, the New York District Court granted

the defendants’ motion to dismiss and denied leave to further amend the complaint, effectively dismissing all remaining claims against ING Bank. In March

2021, the Second Circuit court
vacated the District Court’s ruling. The case was remanded to the District Court to reconsider the amended
complaint that would add ING Bank N.V.

back to the case. In April 2021, the defendants filed a petition for rehearing with the Second Circuit court. In May 2021, the Second Circuit court denied the defendants’

petition. In
March 2022, plaintiffs and ING executed

a formal class settlement agreement. On June 9, 2022, the Court preliminary approved ING’s settlement

(and those of all other defendants) with plaintiffs.
Mortgage expenses claims:

ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated

with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant

mortgage contract has been declared null and ING Spain has
been ordered to reimburse all or part of the applicable expenses. Since 2018, the Spanish Supreme Court and the
European Court of Justice have issued rulings setting out which party should bear notary,

registration, agency,
and stamp duty costs. In January 2021, the Spanish Supreme Court ruled that valuation costs of mortgages, signed prior to 16 June 2019, the date the new mortgage law entered into force,

should be borne by the bank.
Media attention for the statute

of limitations applicable to the right to claim reimbursement of costs resulted in
an increased number of claims at the beginning of 2021. In June 2021, the Supreme Court published a press release informing of its decision to ask the European Court of Justice for a preliminary ruling regarding the
criteria that should be applied to determine the date from which the action for claiming the reimbursement of
mortgage expenses is considered to be expired.

ING Spain has also been included, together with other Spanish banks, in three class actions filed by customer associations. In one of the class actions an agreement was reached with the association. In another class action ING filed an appeal asking the Spanish Court of Appeal to determine that the ruling of the court of first instance is only applicable to the consumers that were part of the case. The
National Court has revoked the ruling and declared that the consumers will not be able to initiate an action for
compensation based on first instance ruling, as the claimant association intended. This last decision is not yet final, as it could be appealed in the Supreme Court. A provision has been established in the past and has been adjusted where appropriate.
Imtech claim:

In January 2018, ING Bank received a claim from Stichting ImtechClaim.nl and Imtech Shareholders
Action Group B.V.

on behalf of certain (former) shareholders of Imtech N.V.

(“Imtech”). Furthermore, in March
2018, ING Bank received another claim on the same subject matter from the Dutch Association of Stockholders
(Vereniging van Effectenbezitters,

“VEB”). In June 2022 VEB reiterated and further substantiated its claim in a letter to ING. Each of the claimants allege inter alia that shareholders were misled by the prospectus of the rights
issues of Imtech in July 2013 and October 2014. ING Bank, being one of the underwriters of the rights issues, is held liable by the claimants for the damages that investors

in Imtech would have suffered.

ING Bank responded
to the claimants denying any and all responsibility in relation to the allegations made in the relevant letters. In
September 2018, the trustees in the bankruptcy of Imtech claimed from various financing parties, including ING, payment of what the security agent has collected following bankruptcy or intends to collect, repayment of all
that was repaid to the financing parties, as well as compensation for the repayment of the bridge financing. At this moment it is not possible to assess the outcome of these claims nor to provide an estimate of the (potential)
effect

of these claims.
Certain Consumer Credit Products : In October 2021, ING announced that it would offer compensation to certain of its Dutch retail customers in connection with certain revolving consumer loans with variable interest rates

that
allegedly did not sufficiently follow market rates.

This announcement was made in response to a number of
rulings by the Dutch Institute for Financial Disputes (Kifid) regarding similar products at other banks. ING
currently expects that any such compensation will be paid before the end of 2022. ING has recognized a provision
of € 180

million in 2021 for compensation and costs in connection with this matter.

On 22 December 2021, ING
announced that it has reached an agreement with the Dutch Consumers’ Association (Consumentenbond) on the
compensation methodology for revolving credits. Meanwhile there are complaints handled by KIFID and cases
before the court against other banks about the method to be used for calculating compensation and about the
fairness of the interest clauses used. When final, such rulings can have an impact on financial institutions offering consumer credit products with such interest clauses in the Netherlands, including ING.